Income taxes - Effective Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected income tax expense (recovery)	$ (13,153)	$ (8,446)
Non-deductible stock-based compensation	301	233
Other permanent differences	86	5
Withholding taxes and other foreign taxes	709	621
Change in enacted tax rates	221	294
Foreign tax rate differences, foreign exchange and other adjustments	103	392
Change in valuation allowance	9,505	(3,249)
Expired losses	1,445	11,562
Foreign-derived income inclusion	1,785	0
Income tax expense (recovery)	$ 1,002	$ 1,412